Nonaccrual and Past Due Loans (Detail) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans receivable	$ 3,043,913	$ 11,694,209
Residential Real Estate 1-4 Family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans receivable	2,038,340	5,793,073
Commercial Real Estate Other Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans receivable	771,711	5,339,730
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans receivable	191,499	438,161
Commercial Real Estate Construction Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans receivable		26,291
Consumer Other Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans receivable	$ 42,363	$ 96,954